Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL, winding-up petitions against UHBL and other proceedings in relation to USL transaction (Details)
₨ / shares in Units, £ in Millions, ₨ in Billions
				2 Months Ended		4 Months Ended	12 Months Ended
	Jun. 30, 2020 GBP (£) shares	Jul. 04, 2013 GBP (£) ₨ / shares shares	Nov. 09, 2012 Petition	Aug. 31, 2019	Aug. 19, 2019	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jul. 04, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Total consideration | £	£ 69					£ 69	£ 69	£ 21	£ 739
Proportion of ownership interest in subsidiary							100.00%
SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of pending wnding-up petitions | Petition			5
United Spirits Limited
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		14.98%								14.98%
Proportion of ownership interest in subsidiary	55.94%			54.78%	54.78%	55.94%	55.94%
United Spirits Limited | UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		6.98%								6.98%
Acquisition price per share (in INR per share) | ₨ / shares		₨ 1,440
United Spirits Limited | SPA
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired		21,767,749
Total consideration		₨ 349								₨ 31.3
Ownership interest in associate	2.38%
United Spirits Limited | SPA | UBHL
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired	50,707,185	10,141,437